Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 08, 2023	Feb. 06, 2023	Apr. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary Shares (Details) [Line Items]
Share capital authorized (in Dollars)				$ 50,000
Net proceeds (in Dollars)	$ 14,098,140	$ 14,098,140
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, authorized				1,000,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.00004	$ 0.00004
Ordinary shares, issued				17,500,000	13,500,000
Ordinary shares, outstanding				17,500,000	13,500,000
Voting rights description				Each Class A Ordinary Share has one (1) vote
Ordinary shares	600,000	4,000,000	5,400,000
Ordinary shares, par value (in Dollars per share)		$ 4
Gross proceeds (in Dollars)	$ 16,000,000	$ 16,000,000
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00004
Ordinary shares, outstanding					13,500,000
Ordinary shares	4,000,000	600,000
Class B Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, authorized				250,000,000	250,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.00004	$ 0.00004
Ordinary shares, issued				9,000,000	9,000,000
Ordinary shares, outstanding				9,000,000	9,000,000
Voting rights description				each Class B Ordinary Share has ten (10) votes
Ordinary shares			100,000,000
Class B Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued						9,000,000
Ordinary shares, outstanding						9,000,000